Angel Oak Mortgage Trust 2025-2 ABS-15G

Exhibit 99.21

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025020443	XXX	XXX	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	D	A	D	A	XXX	Missing lender's loan approval/underwriting form	No	1008 and seller's DSCR calculation is missing from the loan file.	(No Data)	XXX Received 1008 however DSCR calculation is missing. XXX Document provided to cure.	(No Data)	Not Applicable	XXX: Minimal use of credit XXX Comments: Credit Utilization is XXX%.
2025020456	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	Credit	DTI	Waived	C	B	C	B	XXX	Debt Ratio > XXX%	No	Audit calculated the DTI ratio at XXX% which exceeds guidelines (XXX%). The lender calculated XXX% DTI ratio. The guides indicate to use the fully amortized payment over the fully amortized term of the loan when the loan XXX an XXX. Audit used $XXX P&I (XXX% at XXX years - amortized term of the loan); whereas, the lender used P&I of $XXX based on the rate and XXX years.	(No Data)	XXX: Client waived, compensating factors present to support DTI in excess of guidelines.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines
XXX Comments:  Borrower Representative Score: XXX

XXX: Significant time in XXX
Clayton Comments:  Borrower has been in this line of work in the past: XXX years

XXX: Borrower has significant time at current job
XXX Comments:  Borrower has been with employer in the past: XXX years

XXX: LTV below guideline requirements
XXX Comments:  LTV of XXX is XXX+ points below the max of XXX%